Goldman Sachs Clean Energy Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class P Shares [Member] | Goldman Sachs Clean Energy Income Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	40.24%	(13.73%)	(14.71%)	(10.23%)	(2.42%)